Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening goodwill	$ 175,860	$ 173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions		2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$ 253,393	$ 175,860